UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended March 31, 2005.

Check here if Amendment [  ]; Amendment Number __________
  This Amendment:	[  ] is a restatement.
			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Scott & Selber, Inc.
Address:	5075 Westheimer, Suite 799
	Houston, Texas 77056

Form 13F File Number:  028-11046

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:	Jack I. Selber, C.F.A.
Title:	President
Phone:	(713) 850-1717

Signature, Place, and Date of Signing:

Jack I. Selber		Houston, Texas


Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

Form 13F File Number		Name

028-11046		Scott & Selber, Inc. 		April 21, 2005

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  67

Form 13F Information Table Value Total:  110010 (thousands)


List of Other Included Managers:
NONE


028-11406		Scott & Selber, Inc.

Form 13F Information Table

                                Title of                 Value   Shares oSH/     Put/    Invt    Other   Voting Authority
Name of Issuer                  Class          Cusip     (x1000) Prn Amt PRN     Call    Disc    Mgrs      Sole   Shared   None
----------------------------------------       ------------------------------    ----    ------  ----    ------------------------

Abbott Laboratories             COM            002824100     1971   42271SH              Sole               42271
Advanced Medical Optics         COM            00763M108     2615   72230SH              Sole               72230
Allstate Corp                   COM            020002101     2071   38318SH              Sole               38318
American Express                COM            025816109     2747   53470SH              Sole               53470
Apple Computer                  COM            037833100     2749   65960SH              Sole               65960
W R Berkley Corp                COM            084423102     2363   47650SH              Sole               47650
Blackrock 2008 Calif Ins Term   COM            09247G108      741   46300SH              Sole               46300
Blackrock Insured Muni Target   COM            09247K109     5227  331631SH              Sole              331631
Blackrock New York Ins Mun Ter  COM            09247L107     1276   82690SH              Sole               82690
Caremark Rx                     COM            141705103      267    6700SH              Sole                6700
Caterpillar                     COM            149123101     2210   24170SH              Sole               24170
Cendant Corp                    COM            151313103     1592   77515SH              Sole               77515
ChevronTexaco                   COM            166764100      379    6492SH              Sole                6492
Cisco Systems                   COM            17275R102     1732   96810SH              Sole               96810
Citigroup Inc                   COM            172967101      270    6004SH              Sole                6004
Coach Inc                       COM            189754104      252    4452SH              Sole                4452
Coca-Cola Co                    COM            191216100      605   14528SH              Sole               14528
Cohen & Steers Sel Utility Fun  COM            19248A109     2321  121002SH              Sole              121002
ConocoPhillips                  COM            20825C104     2533   23491SH              Sole               23491
CONSOL Energy                   COM            20854P109     1799   38260SH              Sole               38260
Coventry Health Care            COM            222862104     2189   32120SH              Sole               32120
Ennis Business Forms            COM            293389102      228   13486SH              Sole               13486
Exxon Mobil                     COM            30231G102     3870   64937SH              Sole               64937
FDX Corp                        COM            31428X106     2157   22955SH              Sole               22955
Federated Premier Inter Muni I  COM            315642108      190   14500SH              Sole               14500
Fortune Brands                  COM            349631101     2214   27456SH              Sole               27456
General Electric                COM            369604103      348    9640SH              Sole                9640
Getty Images Inc                COM            374276103     1907   26815SH              Sole               26815
Hyperion 2005 Invest Grade Ter  COM            448918102      534   54950SH              Sole               54950
Johnson & Johnson               COM            478160104     1006   14977SH              Sole               14977
Jupitermedia Corporation        COM            48207D101     2516  162228SH              Sole              162228
Kinder Morgan Inc               COM            49455P101     2146   28352SH              Sole               28352
L-3 Communications Holdings     COM            502424104     2028   28552SH              Sole               28552
Lowes Companies                 COM            548661107     2083   36480SH              Sole               36480
MFS Intermediate Income Trust   COM            55273C107      909  142300SH              Sole              142300
MFS Government Markets Income   COM            552939100      360   55500SH              Sole               55500
Manor Care                      COM            564055101     3039   83590SH              Sole               83590
McDonalds Corp                  COM            580135101     2911   93467SH              Sole               93467
Muni Intermediate Duration Fun  COM            62618U107     2295  169230SH              Sole              169230
Norfolk Southern                COM            655844108     2020   54525SH              Sole               54525
Nuveen Municipal Income Fund    COM            67062J102      127   12800SH              Sole               12800
Patriot Scientific Corp         COM            70336N107        1   10000SH              Sole               10000
PepsiCo Inc                     COM            713448108     1972   37188SH              Sole               37188
Petsmart Inc                    COM            716768106     2007   69800SH              Sole               69800
Pfizer Inc                      COM            717081103      302   11486SH              Sole               11486
Putnam High Yield Municipal Tr  COM            746781103      210   31530SH              Sole               31530
Putnam Premier Income Trust     COM            746853100      933  148045SH              Sole              148045
Putnam Master Intermed Income   COM            746909100      263   41100SH              Sole               41100
Putnam Tax-Free Health Care Fu  COM            746920107      609   51200SH              Sole               51200
Raymond James Financial Inc     COM            754730109     1844   60850SH              Sole               60850
Respironics                     COM            761230101     3303   56685SH              Sole               56685
Scientific-Atlanta              COM            808655104     2219   78645SH              Sole               78645
Scudder Intermed Govt Trust     COM            811163104      444   63025SH              Sole               63025
ServiceMaster Company           COM            81760N109     1863  138000SH              Sole              138000
Starwood Lodging Tr             COM            85590A203     2221   36995SH              Sole               36995
Sysco Corporation               COM            871829107      270    7550SH              Sole                7550
Texas Instruments               COM            882508104     2260   88670SH              Sole               88670
Toyota Motor Corp               COM            892331307     3567   47950SH              Sole               47950
Tyco International              COM            902124106     2916   86270SH              Sole               86270
VCA Antech Inc                  COM            918194101     1379   68150SH              Sole               68150
Wachovia Corp                   COM            929903102      211    4137SH              Sole                4137
Wal-Mart Stores                 COM            931142103      216    4305SH              Sole                4305
Wells Fargo                     COM            949746101     2184   36517SH              Sole               36517
Yellow Roadway Corp             COM            985577105     2092   35730SH              Sole               35730
Yum Brands Inc                  COM            988498101      220    4240SH              Sole                4240
Zimmer Holdings Inc             COM            98956P102     3101   39850SH              Sole               39850
Zions Bancorp                   COM            989701107     2606   37757SH              Sole               37757

                                                           110010